Off balance sheet commitments - Summary of Off Balance Sheet Commitments Relating to Operating Activities (Details) € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018 lease	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced		€ 109	€ 950
Irrevocable purchase commitments given		8,901
Irrevocable purchase commitments received		(1,124)
Research and development license agreements - commitments related to R&D and other commitments		536	500
Research and development license agreements - contingent milestone payments in connection with development programs in progress		2,892	2,456
Total - net contributions given		11,314
Commitments related to research and development relating to projects in research phase		6,700	6,700
Commitments related to research and development payments contingent upon attainment of sales targets		8,100	8,100
Cumulative development costs incurred			7,600
Commitments related to collaboration, discovery, development and commercialization agreements		5,800	2,700
Commitments related to attainment of regulatory and sales milestones for commercialized products		4,200	1,600
Cambridge, Massachusetts
Disclosure Of Off Balance Sheet Commitments [Line Items]
Number of lease agreements signed | lease	2
Less than 1 year
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced		39
Irrevocable purchase commitments given		5,343
Irrevocable purchase commitments received		(366)
Research and development license agreements - commitments related to R&D and other commitments		254
Research and development license agreements - contingent milestone payments in connection with development programs in progress		237
Total - net contributions given		5,507
From 1 to 3 years
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced		16
Irrevocable purchase commitments given		1,784
Irrevocable purchase commitments received		(442)
Research and development license agreements - commitments related to R&D and other commitments		169
Research and development license agreements - contingent milestone payments in connection with development programs in progress		1,139
Total - net contributions given		2,666
From 3 to 5 years
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced		18
Irrevocable purchase commitments given		685
Irrevocable purchase commitments received		(166)
Research and development license agreements - commitments related to R&D and other commitments		77
Research and development license agreements - contingent milestone payments in connection with development programs in progress		451
Total - net contributions given		1,065
More than 5 years
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced		36
Irrevocable purchase commitments given		1,089
Irrevocable purchase commitments received		(150)
Research and development license agreements - commitments related to R&D and other commitments		36
Research and development license agreements - contingent milestone payments in connection with development programs in progress		1,065
Total - net contributions given		2,076
Suppliers
Disclosure Of Off Balance Sheet Commitments [Line Items]
Irrevocable purchase commitments given			7,153
Irrevocable purchase commitments received			608
Joint ventures
Disclosure Of Off Balance Sheet Commitments [Line Items]
Irrevocable purchase commitments given		€ 987
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement
Disclosure Of Off Balance Sheet Commitments [Line Items]
Maximum additional profit-share, in percentage of Regeneron's quarterly profit		10.00%
Percentage of cumulative development costs reimbursed		50.00%
Commitments received for development costs		€ 2,900	2,600
Sanofi Belgium
Disclosure Of Off Balance Sheet Commitments [Line Items]
Commitments related to collaboration, discovery, development and commercialization agreements		1,000	€ 1,100
Kymab
Disclosure Of Off Balance Sheet Commitments [Line Items]
Commitments related to collaboration, discovery, development and commercialization agreements		€ 500